Taxes - Schedule of (Loss) Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of (Loss) Income Before Income Taxes [Abstract]
Mainland China	$ (7,367,640)	$ 516,640	$ 2,878,314
Non- mainland China	(4,787,559)	(5,592,254)	(4,721,679)
Loss before income tax and share of income (loss) in equity investees	$ (12,155,199)	$ (5,075,614)	$ (1,843,365)